DEI 8-K (Details)	Sep. 18, 2019
8-K [Abstract]
Document Information [Text Block]
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 8-K

CURRENT REPORT
PURSUANT TO SECTION 13 OR 15(d) OF THE
SECURITIES EXCHANGE ACT OF 1934

(Date of report)	September 18, 2019
(Date of earliest event reported)	September 18, 2019

ONE Gas, Inc.
 (Exact name of registrant as specified in its charter)

Oklahoma	001-36108	46-3561936
(State or other jurisdiction	(Commission	(IRS Employer
of incorporation)	File Number)	Identification No.)

15 East Fifth Street; Tulsa, OK
(Address of principal executive offices)

74103
(Zip code)

(918) 947-7000
(Registrant’s telephone number, including area code)

Not Applicable
(Former name or former address, if changed since last report)

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐ Written communication pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

☐ Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)

☐ Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))

☐Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))
Securities registered pursuant to Section 12(b) of the Act:

Title of each class	Trading Symbol	Name of exchange on which registered
Common Stock, par value $0.01 per share	OGS	New York Stock Exchange

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (17 CFR §230.405) or Rule 12b-2 of the Securities Exchange Act of 1934 (17 CFR §240.12b-2).

☐ Emerging growth company

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act.
Document Information [Line Items]
Entity Central Index Key	0001587732
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code	OK
Document Period End Date	Sep. 18, 2019
Entity File Number	001-36108
Entity Tax Identification Number	46-3561936
Entity Address, Postal Zip Code	74103
City Area Code	(918)
Local Phone Number	947-7000
Trading Symbol	OGS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	ONE Gas, Inc.
Entity Address, Address Line One	15 East Fifth Street;
Entity Address, City or Town	Tulsa,
Entity Address, State or Province	OK